Debt, Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Debt, Cash and Cash Equivalents

D.17. Debt, cash and cash equivalents

Changes in financial position during the period were as follows:

(€ million)	2017	2016	2015
Long-term debt	14,326	16,815	13,118

Short-term debt and current portion of long-term debt	1,275	1,764	3,436

Interest rate and currency derivatives used to hedge debt	(57)	(100)	(156)
Total debt	15,544	18,479	16,398
Cash and cash equivalents	(10,315)	(10,273)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	4
Debt, net of cash and cash equivalents	5,229	8,206	7,254

“Debt, net of cash and cash equivalents” is a financial indicator used by management and investors to measure Sanofi’s overall net indebtedness.

Reconciliation of carrying amount to value on redemption

				Value on redemption
(€ million)	Carrying amount at December 31, 2017	Amortized cost	Adjustment to debt measured at fair value	December 31, 2017	December 31, 2016		December 31, 2015
Long-term debt	14,326	64	(81)	14,309		16,765	13,023

Short-term debt and current portion of long-term debt	1,275	-	-	1,275		1,764	3,422

Interest rate and currency derivatives used to hedge debt	(57)	-	50	(7)		(10)	(35)
Total debt	15,544	64	(31)	15,577		18,519	16,410
Cash and cash equivalents	(10,315)	-	-	(10,315)		(10,273)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-		4
Debt, net of cash and cash equivalents	5,229	64	(31)	5,262		8,246	7,266

a) Principal financing transactions during the year

The table below shows the movement in total debt during the period:

		Cash flows from financing activities		Other cash flows	Non-cash items
(€ million)	December 31, 2016	Repayments	New borrowings		Currency translation differences	Reclassification from non- current to current	Other items(a)	December 31, 2017
Long-term debt	16,815	(8)	41	-	(300)	(2,187)	(35)	14,326

Short-term debt and current portion of long-term debt	1,764	(2,360)	-	30	(337)	2,187	(9)	1,275

Interest rate and currency derivatives used to hedge debt	(100)	-	-	-	-	-	43	(57)
Total debt	18,479	(2,368)	41	30	(637)	-	(1)	15,544

(a)	Includes fair value remeasurements.

Sanofi did not carry out any bond issues in 2017.

Three borrowings were repaid:

∎	an April 2013 bond issue of $1.5 billion, which was due to mature on April 10, 2018 but was prepaid on September 5, 2017;

∎	a €428 million bank loan contracted on June 28, 2012, which was due to mature on December 15, 2017 but was prepaid on November 7, 2017; and

∎	a November 2012 fixed-rate bond issue of €750 million, which matured November 14, 2017.

Sanofi also had two syndicated credit facilities of €4 billion each in place as of December 31, 2017 in order to manage its liquidity in connection with current operations. Sanofi has no further extension options for those credit facilities.

b) Debt, net of cash and cash equivalents by type, at value on redemption

	2017			2016			2015
(€ million)	Non- current	Current	Total	Non- current	Current	Total	Non- current	Current	Total
Bond issues	14,195	820	15,015	16,657	823	17,480	12,484	2,991	15,475

Other bank borrowings	81	203	284	61	715	776	477	176	653

Finance lease obligations	20	11	31	34	19	53	49	18	67

Other borrowings	13	4	17	13	4	17	13	9	22

Bank credit balances	-	237	237	-	203	203	-	228	228

Interest rate and currency derivatives used to hedge debt	(7)	-	(7)	(9)	(1)	(10)	(11)	(24)	(35)
Total debt	14,302	1,275	15,577	16,756	1,763	18,519	13,012	3,398	16,410
Cash and cash equivalents	-	(10,315)	(10,315)	-	(10,273)	(10,273)	-	(9,148)	(9,148)

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-	4	4
Debt, net of cash and cash equivalents	14,302	(9,040)	5,262	16,756	(8,510)	8,246	13,012	(5,746)	7,266

Bond issues carried out by Sanofi under the Euro Medium Term Note (EMTN) program comprise:

∎	October 2009 issue [ISIN: XS0456451771] of €800 million, maturing October 2019, bearing annual interest at 4.125%;

∎	September 2013 issue [ISIN: FR0011560333] of €1 billion, maturing September 2020, bearing annual interest at 1.875%;

∎	November 2013 issue [ISIN: FR0011625433] of €1 billion, maturing November 2023, bearing annual interest at 2.5%;

∎	September 2014 issue [ISIN: FR0012146751] of €750 million, maturing September 2018, bearing annual interest at 3-month Euribor +0.23%;

∎	September 2014 issue [ISIN: FR0012146777] of €1 billion, maturing March 2022, bearing annual interest at 1.125%;

∎	September 2014 issue [ISIN: FR0012146801] of €1.51 billion (including €260 million issued in November 2015), maturing September 2026, bearing annual interest at 1.75%;

∎	September 2015 issue [ISIN: FR0012969012] of €750 million, maturing March 2019, bearing annual interest at 3-month Euribor +0.30%;

∎	September 2015 issue [ISIN: FR0012969020] of €500 million, maturing September 2021, bearing annual interest at 0.875%;

∎	September 2015 issue [ISIN: FR0012969038] of €750 million, maturing September 2025, bearing annual interest at 1.5%;

∎	April 2016 issue [ISIN: FR0013143989] of €500 million, maturing April 2019, bearing annual interest at 0%;

∎	April 2016 issue [ISIN: FR0013143997] of €600 million, maturing April 2024, bearing annual interest at 0.625%;

∎	April 2016 issue [ISIN: FR0013144003] of €700 million, maturing April 2028, bearing annual interest at 1.125%;

∎	September 2016 issue [ISIN: FR0013201613] of €1,000 million, maturing January 2020, bearing annual interest at 0%;

∎	September 2016 issue [ISIN: FR0013201621] of €850 million, maturing September 2022, bearing annual interest at 0%;

∎	September 2016 issue [ISIN: FR0013201639] of €1,150 million, maturing January 2027, bearing annual interest at 0.5%.

Bond issues carried out by Sanofi under the public bond issue program (shelf registration statement) registered with the US Securities and Exchange Commission (SEC) comprise:

∎	March 2011 issue [ISIN: US80105NAG07] of $2 billion, maturing March 2021, bearing annual interest at 4%.

The US dollar issues have been retained in that currency and have not been swapped into euros.

The only outstanding bond issue carried out by Genzyme Corp. is the June 2010 issue [ISIN: US372917AS37] of $500 million, maturing June 2020, bearing annual interest at 5%.

The line “Other borrowings” mainly comprises:

∎	participating shares issued between 1983 and 1987, of which 82,698 remain outstanding, with a nominal amount of €13 million;

∎	Series A participating shares issued in 1989, of which 3,271 remain outstanding, with a nominal amount of €0.2 million.

In order to manage its liquidity needs for current operations, Sanofi has:

∎	a syndicated credit facility of €4 billion, drawable in euros and in US dollars, now due to expire on December 17, 2020 following the exercise of a second extension option in November 2015;

∎	a syndicated credit facility of €4 billion, drawable in euros and in US dollars, now due to expire on December 3, 2021 following the exercise of a second extension option in November 2016.

Sanofi also has two commercial paper programs: a €6 billion Negotiable European Commercial Paper program in France, and a $10 billion program in the United States. During 2017 only the US program was used, with an average drawdown of $1.9 billion and a maximum drawdown of $4 billion. As of December 31, 2017, neither of those programs was being utilized.

The financing in place as of December 31, 2017 at the level of the holding company (which manages most of Sanofi’s financing needs centrally) is not subject to any financial covenants, and contains no clauses linking credit spreads or fees to the credit rating.

c) Debt by maturity, at value on redemption

December 31, 2017		Current	Non-current
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Bond issues	15,015	820	2,050	2,417	2,168	1,850	5,710

Other bank borrowings	284	203	8	25	4	4	40

Finance lease obligations	31	11	3	2	3	3	9

Other borrowings	17	4	-	-	-	-	13

Bank credit balances	237	237	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(7)	-	(6)	(1)		-	-
Total debt	15,577	1,275	2,055	2,443	2,175	1,857	5,772
Cash and cash equivalents	(10,315)	(10,315)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-
Debt, net of cash and cash equivalents	5,262	(9,040)	2,055	2,443	2,175	1,857	5,772

December 31, 2016		Current	Non-current
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Bond issues	17,480	823	2,174	2,050	2,475	2,398	7,560

Other bank borrowings	776	715	16	8	14	-	23

Finance lease obligations	53	19	13	2	2	3	14

Other borrowings	17	4	-	-	-	-	13

Bank credit balances	203	203	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(10)	(1)	(6)	(3)	-	-	-
Total debt	18,519	1,763	2,197	2,057	2,491	2,401	7,610
Cash and cash equivalents	(10,273)	(10,273)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	-	-	-	-	-	-	-
Debt, net of cash and cash equivalents	8,246	(8,510)	2,197	2,057	2,491	2,401	7,610

December 31, 2015		Current	Non-current
(€ million)	Total	2016	2017	2018	2019	2020	2021 and later
Bond issues	15,475	2,991	750	2,128	1,550	1,459	6,597

Other bank borrowings	653	176	438	8	12	14	5

Finance lease obligations	67	18	17	14	7	2	9

Other borrowings	22	9	-	-	-	-	13

Bank credit balances	228	228	-	-	-	-	-

Interest rate and currency derivatives used to hedge debt	(35)	(24)	(1)	(1)	(6)	(3)	-
Total debt	16,410	3,398	1,204	2,149	1,563	1,472	6,624
Cash and cash equivalents	(9,148)	(9,148)	-	-	-	-	-

Interest rate and currency derivatives used to hedge cash and cash equivalents	4	4	-	-	-	-	-
Debt, net of cash and cash equivalents	7,266	(5,746)	1,204	2,149	1,563	1,472	6,624

As of December 31, 2017, the main undrawn confirmed general-purpose credit facilities at holding company level amounted to €8 billion, of which half expires in 2020 and half in 2021.

As of December 31, 2017, no single counterparty represented more than 7% of the Sanofi’s undrawn confirmed credit facilities.

d) Debt by interest rate, at value on redemption

The tables below split debt, net of cash and cash equivalents between fixed and floating rate, and by maturity or contractual repricing date, as of December 31, 2017. The figures shown are values on redemption, before the effects of derivative instruments:

(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Fixed-rate debt	13,513	75	1,294	2,416	2,168	1,850	5,710

of which euro	11,418

of which US dollar	2,095
% fixed-rate	87%
Floating-rate debt (maturity based on contractual repricing date)	2,064	2,064	-	-	-	-	-

of which euro	1,550

of which US dollar	45
% floating-rate	13%
Debt	15,577	2,139	1,294	2,416	2,168	1,850	5,710
Cash and cash equivalents	(10,315)	(10,315)

of which euro	(8,205)

of which US dollar	(1,653)
% floating-rate	100%
Debt, net of cash and cash equivalents	5,262	(8,176)	1,294	2,416	2,168	1,850	5,710

Sanofi manages its net debt in two currencies: the euro and the US dollar. The floating-rate portion of this debt exposes Sanofi to increases in interest rates, primarily in the Eonia and Euribor benchmark rates (for the euro) and in the US Libor and Federal Fund Effective rates (for the US dollar).

To optimize the cost of debt and/or reduce the volatility of debt, Sanofi uses derivative instruments (interest rate swaps, cross currency swaps and interest rate options) that alter the fixed/floating rate split of debt and the maturity based on contractual repricing dates, as shown below:

(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Fixed-rate debt	9,746	75	(256)	1,999	2,168	50	5,710

of which euro	8,068

of which US dollar	1,678
% fixed-rate	63%
Floating-rate debt (maturity based on contractual repricing date)	5,831	5,831	-	-	-	-	-

of which euro	4,900

of which US dollar	462
% floating-rate	37%
Debt	15,577	5,906	(256)	1,999	2,168	50	5,710
Cash and cash equivalents	(10,315)	(10,315)

of which euro	(8,205)

of which US dollar	(1,653)
% floating-rate	100%
Debt, net of cash and cash equivalents	5,262	(4,409)	(256)	1,999	2,168	50	5,710

The table below shows the fixed/floating rate split of debt, net of cash and cash equivalents at value on redemption after taking account of derivative instruments as of December 31, 2016 and 2015:

(€ million)	2016	%	2015%
Fixed-rate debt	13,651	74%	10,435	64%

Floating-rate debt	4,868	26%	5,975	36%
Debt	18,519	100%	16,410	100%
Cash and cash equivalents	(10,273)		(9,144)
Debt, net of cash and cash equivalents	8,246		7,266

The weighted average interest rate on debt as of December 31, 2017 was 1.7% before derivative instruments and 1.4% after derivative instruments. All cash and cash equivalents were invested at an average rate of 0.3% as of December 31, 2017.

The projected full-year sensitivity of debt, net of cash and cash equivalents to interest rate fluctuations for 2018 is as follows:

Change in euro and US dollar short-term interest rates	Impact on pre-tax net income (€ million)	Impact on pre-tax income/(expense) recognized directly in equity (€ million)
+100 bp	45	-

+25 bp	11	-

-25 bp	(11)	-

-100 bp	(45)	-

e) Debt by currency, at value on redemption

The table below shows debt, net of cash and cash equivalents by currency at December 31, 2017, before and after derivative instruments contracted to convert third party debt into the functional currency of the borrowing entity:

(€ million)	Before derivative instruments	After derivative instruments
Euro	4,763	4,763

US dollar	487	487

Indian rupee	(150)	(150)

Saudi riyal	102	102

Algerian dinar	138	138

Other currencies	(78)	(78)
Debt, net of cash and cash equivalents	5,262	5,262

The table below shows debt, net of cash and cash equivalents by currency at December 31, 2016 and 2015, after derivative instruments contracted to convert third party debt into the functional currency of the borrowing entity:

(€ million)	2016	2015
Euro	6,460	3,356

US dollar	2,565	4,221

Other currencies	(779)	(311)
Debt, net of cash and cash equivalents	8,246	7,266

f) Market value of debt

The market value of debt, net of cash and cash equivalents and of derivatives and excluding accrued interest, was €5,718 million as of December 31, 2017 (versus €8,663 million as of December 31, 2016 and €7,633 million as of December 31, 2015). This compares with a value on redemption of €5,262 million as of December 31, 2017 (versus €8,246 million as of December 31, 2016 and €7,266 million as of December 31, 2015).

The fair value of debt is determined by reference to quoted market prices at the balance sheet date in the case of quoted instruments (level 1 in the IFRS 7 hierarchy, see Note D.12.), and by reference to the fair value of interest rate and currency derivatives used to hedge debt (level 2 in the IFRS 7 hierarchy, see Note D.12.).

g) Future contractual cash flows relating to debt and debt hedging instruments

The table below shows the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt:

December 31, 2017		Payments due by period
(€ million)	Total	2018	2019	2020	2021	2022	2023 and later
Debt	16,682	1,441	2,301	2,650	2,307	1,950	6,033

principal	15,509	1,201	2,062	2,444	2,175	1,857	5,770

interest(a)	1,173	240	239	206	132	93	263
Net cash flows related to derivative instruments	(51)	(38)	(32)	1	8	10	-
Total	16,631	1,403	2,269	2,651	2,315	1,960	6,033

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2017.

Future contractual cash flows are shown on the basis of the carrying amount in the balance sheet at the reporting date, without reference to any subsequent management decision that might materially alter the structure of Sanofi’s debt or its hedging policy.

The tables below show the amount of future undiscounted contractual cash flows (principal and interest) relating to debt and to derivative instruments designated as hedges of debt as of December 31, 2016 and 2015:

December 31, 2016		Payments due by period
(€ million)	Total	2017	2018	2019	2020	2021	2022 and later
Debt	19,937	1,951	2,477	2,304	2,708	2,537	7,960
Principal	18,451	1,678	2,217	2,054	2,491	2,401	7,610

Interest(a)	1,486	273	260	250	217	136	350
Net cash flows related to derivative instruments	(104)	(42)	(33)	(29)	(2)	1	1
Total	19,833	1,909	2,444	2,275	2,706	2,538	7,961

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2016.

December 31, 2015		Payments due by period
(€ million)	Total	2016	2017	2018	2019	2020	2021 and later
Debt	17,960	3,653	1,471	2,389	1,794	1,668	6,985
Principal	16,325	3,308	1,215	2,146	1,564	1,472	6,620

Interest(a)	1,635	345	256	243	230	196	365
Net cash flows related to derivative instruments	(165)	(78)	(38)	(26)	(21)	(2)	-
Total	17,795	3,575	1,433	2,363	1,773	1,666	6,985

(a)	Interest flows are estimated on the basis of forward interest rates applicable as of December 31, 2015.